Material Accounting Policy Information - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) Vote ₨ / shares shares	Mar. 31, 2025 INR (₨) ₨ / shares	Dec. 03, 2024 ₨ / shares	Mar. 31, 2024 INR (₨) ₨ / shares
Disclosure of classes of share capital [line items]
Authorized share capital | ₨	₨ 25,352
Par value per share		₨ 2	₨ 2	₨ 2
Number of vote | Vote	1
Capital redemption reserve | ₨	₨ 0	₨ 0		₨ 1,661
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity	20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity	50.00%
Capital reserve [member]
Disclosure of classes of share capital [line items]
Undistributed earnings after taxes freely available for distribution - Capital Reserve | ₨	₨ 1,139	₨ 1,139		₨ 1,139
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	12,543,500,000
Par value per share	₨ 2
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	25,000,000
Par value per share	₨ 10
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	150,000
Par value per share	₨ 100